Private Placement	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
AEA-Bridges Impact Corp
Private Placement
NOTE 4 — PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 10,500,000
Private Placement Warrants at a price of $1.00
per Private Placement Warrant, for an aggregate purchase price of $10,500,000
. Each Private Placement Warrant is exercisable to purchase one Class A ordinary
share at a price of $11.50
per share, subject to adjustment (see Note 8). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account.

NOTE 4 — PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 10,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $10,500,000. The Sponsor has agreed to purchase up to an additional 1,200,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant, or an aggregate additional $1,200,000, to the extent the underwriter’s over-allotment option is exercised in full. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.